Risk Management Activities (Realized and Unrealized Gains (Losses)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	$ (455)	$ (1,732)	$ (12,671)
Commodity derivative instruments, net
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(2,590)	(14,547)	(2,079)
Gain (loss) on derivatives, unrealized	11,400	11,850	(12,050)
Commodity derivative instruments, net | Losses on commodity derivatives, net
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(1,480)	(13,209)	(337)
Gain (loss) on derivatives, unrealized	1,025	11,477	(12,334)
Commodity derivative instruments, net | Interest expense
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(144)	(425)	(707)
Gain (loss) on derivatives, unrealized	10,375	373	284
Commodity derivative instruments, net | Direct operating expenses
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(966)	(913)	(1,035)
Gain (loss) on derivatives, unrealized	$ 0	$ 0	$ 0